Acquisition (OWP Ventures, Inc.)	9 Months Ended
Dec. 31, 2018
OWP Ventures, Inc. [Member]
Acquisition

Note 3 – Acquisition

Common Stock Issued for Acquisition of One World Pharma, SAS

On May 30, 2018, the Company issued an aggregate 10,200,000 shares of common stock to the shareholders of One World Pharma SAS pursuant to a stock purchase agreement whereby OWP Ventures, Inc. acquired 100% of the common stock of One World Pharma SAS. The net fair value of assets and liabilities assumed has been deemed to be more representative of the fair value of the 10,200,000 shares issued as consideration than the non-trading shares of common stock issued in consideration, resulting in the valuation of the shares at $162,909.

According to the purchase method of accounting, the Company recognized the identifiable assets acquired and liabilities assumed as follows:

May 30,
2018
Assets Acquired:
Cash	26,446
Prepaid Expenses(1)	55,293
Fixed Assets	103,296
Total	185,035

Liabilities Assumed:
Accounts Payable	16,365
Accrued Expenses	5,761
Total	22,126

Net Assets (Liabilities)	162,909

(1) Prepaid expenses include $29,356 of costs incurred in obtaining the licenses. No further adjustment to fair value was necessary due to the highly speculative nascent stage of Colombia’s legal cannabis industry, uncertain regulatory and unrestricted Colombian licensing environment, and additional permissions and authorizations necessary to execute the Company’s business plan.